REVENUE CLASSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE CLASSES

NOTE 12 – REVENUE CLASSES

The Company has seven distinct revenue streams: hotel resort reservations, altitude chambers, tuition-based sports academies, hosting events, membership fees, uniform sales and atmospheric water generators. Selected financial information for the Company’s operating revenue classes are as follows:

	For the Nine Months Ended
	September 30,
	2022	2021
Revenues:
Hotel resort	$101,175	$-
Altitude chambers	420,913	-
Tuition-based sports academies	4,899,219	5,403,078
Hosting events	1,266,605	-
Uniform sales	422,986	-
Membership fees	462,179	-
Water systems	138,520	119,421
Total	$7,711,597	$5,522,499

NOTE 11 – REVENUE CLASSES

The Company has three distinct revenue streams: altitude chambers, tuition-based sports academies, and water systems. Selected financial information for the Company’s operating revenue classes are as follows:

	For the	For the
	year ended	year ended
	December 31, 2021	December 31, 2020
Revenues:
Altitude chambers	$-	$-
Tuition-based sports academies	6,122,834	5,524,410
Water systems	473,033	-
Total	$6,595,867	$5,524,410